Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Statement Line Items [Line Items]
Entity Registrant Name	Eros International PLC
Entity Central Index Key	0001532981
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
'A' Ordinary Shares
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	55,718,423
'B' Ordinary Shares
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	9,712,715